PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment
Opening net book value	$ 202,585
Closing net book value	1,320,739	$ 202,585
Cost
Changes in property, plant and equipment
Opening net book value	294,992	266,053
Additions	133,288	31,018
Acquisition of Musselwhite Mine (note 12)	1,097,442
Change in site closure provision (note 18)	43,838	(1,244)
Derecognition		(586)
Due to changes in exchange rates	(4)	(99)
Disposals	(3,739)	(2,638)
Closing net book value	1,565,817	294,992
Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(92,407)	(54,334)
Depletion and depreciation	155,316	40,711
Disposals	(2,645)	(2,638)
Closing net book value	(245,078)	(92,407)
Producing mineral property
Changes in property, plant and equipment
Opening net book value	98,638
Closing net book value	994,851	98,638
Producing mineral property | Cost
Changes in property, plant and equipment
Opening net book value	142,461	127,899
Additions	82,409	13,318
Transfers	1,306
Acquisition of Musselwhite Mine (note 12)	883,296
Change in site closure provision (note 18)	43,838	(1,244)
Closing net book value	1,153,310	142,461
Producing mineral property | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(43,823)	(23,485)
Depletion and depreciation	114,636	20,338
Closing net book value	(158,459)	(43,823)
Deferred stripping
Changes in property, plant and equipment
Closing net book value	4,820
Deferred stripping | Cost
Changes in property, plant and equipment
Additions	5,025
Closing net book value	5,025
Deferred stripping | Accumulated depreciation
Changes in property, plant and equipment
Depletion and depreciation	205
Closing net book value	(205)
Buildings
Changes in property, plant and equipment
Opening net book value	56,882
Closing net book value	95,573	56,882
Buildings | Cost
Changes in property, plant and equipment
Opening net book value	83,477	71,222
Additions	1,845	11
Transfers	1,224	12,244
Acquisition of Musselwhite Mine (note 12)	50,691
Disposals	(571)
Closing net book value	136,666	83,477
Buildings | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(26,595)	(15,896)
Depletion and depreciation	14,577	10,699
Disposals	(79)
Closing net book value	(41,093)	(26,595)
Machinery and equipment
Changes in property, plant and equipment
Opening net book value	37,804
Closing net book value	186,425	37,804
Machinery and equipment | Cost
Changes in property, plant and equipment
Opening net book value	56,943	54,052
Additions	13,583	220
Transfers	2,202	2,924
Acquisition of Musselwhite Mine (note 12)	155,483
Disposals	(2,514)	(253)
Closing net book value	225,697	56,943
Machinery and equipment | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(19,139)	(11,675)
Depletion and depreciation	22,316	7,717
Disposals	(2,183)	(253)
Closing net book value	(39,272)	(19,139)
Other assets
Changes in property, plant and equipment
Opening net book value	1,749
Closing net book value	11,637	1,749
Other assets | Cost
Changes in property, plant and equipment
Opening net book value	3,535	3,450
Additions	6,896	20
Transfers	216	231
Acquisition of Musselwhite Mine (note 12)	4,506
Due to changes in exchange rates	(1)	(21)
Disposals	(137)	(145)
Closing net book value	15,015	3,535
Other assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(1,786)	(1,268)
Depletion and depreciation	1,666	663
Disposals	(74)	(145)
Closing net book value	(3,378)	(1,786)
Other right of use assets
Changes in property, plant and equipment
Opening net book value	2,171
Closing net book value	10,826	2,171
Other right of use assets | Cost
Changes in property, plant and equipment
Opening net book value	3,235	4,549
Additions	10,782	1,590
Derecognition		(586)
Due to changes in exchange rates	(3)	(78)
Disposals	(517)	(2,240)
Closing net book value	13,497	3,235
Other right of use assets | Accumulated depreciation
Changes in property, plant and equipment
Opening net book value	(1,064)	(2,010)
Depletion and depreciation	1,916	1,294
Disposals	(309)	(2,240)
Closing net book value	(2,671)	(1,064)
Construction in progress
Changes in property, plant and equipment
Opening net book value	5,341
Closing net book value	16,607	5,341
Construction in progress | Cost
Changes in property, plant and equipment
Opening net book value	5,341	4,881
Additions	12,748	15,859
Transfers	(4,948)	(15,399)
Acquisition of Musselwhite Mine (note 12)	3,466
Closing net book value	$ 16,607	$ 5,341